Product warranties and recalls and other safety measures (Tables)	12 Months Ended
Mar. 31, 2012
Net Changes in Liabilities for Quality Assurances

The net changes in liabilities for quality assurances above for the years ended March 31, 2010, 2011 and 2012 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Liabilities for quality assurances at beginning of year	¥568,834	¥680,408	¥764,369	$9,300
Payments made during year	(425,976)	(476,771)	(348,214)	(4,237)
Provision for quality assurances	558,190	588,224	436,891	5,316
Changes relating to pre-existing quality assurances	(21,606)	(1,701)	(7,827)	(95)
Other	966	(25,791)	(5,385)	(66)

Liabilities for quality assurances at end of year	¥680,408	¥764,369	¥839,834	$10,218

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2010, 2011 and 2012.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Liabilities for recalls and other safety measures at beginning of year	¥139,577	¥301,422	¥389,499	$4,739
Payments made during year	(89,796)	(263,096)	(159,344)	(1,939)
Provision for recalls and other safety measures	256,981 *	356,749	237,907	2,895
Other	(5,340)	(5,576)	635	8

Liabilities for recalls and other safety measures at end of year	¥301,422	¥389,499	¥468,697	$5,703

*Toyota has employed an estimation model to accrue of expenses for future recalls and other safety measures at the time of vehicle sale based on the amount estimated from historical experience from the fourth quarter of the fiscal year ended March 31, 2010. This change has resulted in an increase in provision for recalls and other safety measures in this table by ¥105,698 million.